Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
The following table presents the valuation and qualifying account activity for the years ended December 31, 2013, 2012 and 2011:

	Balance at January 1	Charged to Earnings	Used	Adjustments*	Balance at December 31
2013
Allowance for doubtful accounts	$50	$13	$(8)	$(2)	$53
Inventory reserves	112	25	(14)	2	125
Customer reserves	75	247	(267)	(3)	52
2012
Allowance for doubtful accounts	44	7	(3)	2	50
Inventory reserves	126	17	(31)	—	112
Customer reserves	64	233	(213)	(9)	75
2011
Allowance for doubtful accounts	47	6	(3)	(6)	44
Inventory reserves	111	25	(19)	9	126
Customer reserves	60	297	(290)	(3)	64
* Adjustments include translation adjustments